Organizations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organizations and Principal Activities [Abstract]
Schedule of company's major subsidiaries
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
VIEs:
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”)	April 3, 2015	PRC	Nil	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Youxianji”)	August 29, 2018	PRC	Nil	Technology and internet service
Beijing Weixue Tianxia Educational Technology Co. Ltd	May 15, 2019	PRC	Nil	Technology Innovation
Major VIEs’ subsidiaries:
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd.	May 18, 2015	PRC	Nil	Shared workspace
Beijing Pengda Ucommune Venture Investment Co., Ltd.	July 31, 2015	PRC	Nil	Shared workspace
Shanghai Ucommune Venture Investment Co., Ltd.	October 30, 2015	PRC	Nil	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd.	May 16, 2016	PRC	Nil	Shared workspace
Beijing Jingchao Ucommune Technology Services Co., Ltd.	September 19, 2016	PRC	Nil	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd.	July 06, 2017	PRC	Nil	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”)	December 05, 2017	PRC	Nil	Shared workspace
Hongkunyouxiang (Beijing)Technology Co., Ltd.	December 06, 2017	PRC	Nil	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”)	June 01, 2018	PRC	Nil	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”)	June 01, 2018	PRC	Nil	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”)	July 01,2018	PRC	Nil	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”)	July 01,2018	PRC	Nil	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	Nil	Marketing service
Beijing Xiyu Information Technology Co., Ltd.	March 20, 2017	PRC	Nil	SaaS services and IOT solutions
Guangdong Wanhe Green Technology Co., Ltd. (“Wanhe”)	May 31, 2021	PRC	Nil	Interior design

Schedule of consolidated financial statements
	As of December 31,
	2021	2022
	RMB	RMB	USD
Cash and cash equivalents	125,064	46,886	6,798
Other current assets	382,788	316,832	45,936
Total current assets	507,852	363,718	52,734
Property and equipment, net	229,655	131,291	19,035
Right-of-use assets, net	644,886	319,263	46,289
Goodwill	28,912	—	—
Other non-current assets	333,442	213,182	30,908
Total non-current assets	1,236,895	663,736	96,232
TOTAL ASSETS	1,744,747	1,027,454	148,966
Accounts payable	261,204	273,813	39,699
Lease liabilities, current	256,178	162,791	23,602
Other current liabilities	436,031	318,570	46,188
Total current liabilities	953,413	755,174	109,489
Lease liabilities, non-current	413,593	153,298	22,226
Other non-current liabilities	24,077	9,297	1,348
Total non-current liabilities	437,670	162,595	23,574
Total liabilities	1,391,083	917,769	133,063

Schedule of consolidated financial statements of revenue
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	846,298	1,027,988	643,535	93,304
Net loss	(396,494)	(1,832,247)	(317,115)	(45,977)
Net cash provided by/(used in) operating activities	8,435	72,702	(52,830)	(7,660)
Net cash (used in)/provided by investing activities	(41,915)	(40,811)	7,255	1,052
Net cash used in financing activities	(34,223)	(31,281)	(32,603)	(4,727)